RELATED PARTY TRANSACTIONS (Schedule of Amounts Due from and to Related Parties, Excluding Direct Financing Lease Balances) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Amounts due from and to related parties [Abstract]
Loans to related parties - associated companies, long-term	$ 45,000	$ 45,000
River Box
Amounts due from and to related parties [Abstract]
Loans to related parties - associated companies, long-term	45,000
Related Party
Amounts due from and to related parties [Abstract]
Allowance for expected credit losses	(20)	(22)
Total amount due from related parties	11,865	6,941
Loans to related parties - associated companies, long-term	45,000	45,000
Due to related parties	1,377	1,303
Related Party | Frontline
Amounts due from and to related parties [Abstract]
Other related parties	8,813	3,816
Related Party | Seatankers
Amounts due from and to related parties [Abstract]
Other related parties	553	736
Due to related parties	99	105
Related Party | Front Ocean
Amounts due from and to related parties [Abstract]
Other related parties	8	0
Due to related parties	100	97
Related Party | Paratus
Amounts due from and to related parties [Abstract]
Other related parties	3	3
Related Party | Northern Ocean
Amounts due from and to related parties [Abstract]
Other related parties	2,177	2,120
Related Party | NorAm Drilling
Amounts due from and to related parties [Abstract]
Other related parties	211	175
Related Party | River Box
Amounts due from and to related parties [Abstract]
Other related parties	117	110
Related Party | Other related parties
Amounts due from and to related parties [Abstract]
Other related parties	3	3
Due to related parties	5	5
Related Party | Frontline Shipping
Amounts due from and to related parties [Abstract]
Due to related parties	1,173	1,096
Related Party | River Box
Amounts due from and to related parties [Abstract]
Loans to related parties - associated companies, long-term	$ 45,000	$ 45,000